N-2	Nov. 09, 2023
Cover [Abstract]
Entity Central Index Key	0000944130
Amendment Flag	false
Securities Act File Number	333-04028-LA
Document Type	8-K
Entity Registrant Name	MINISTRY PARTNERS INVESTMENT COMPANY, LLC
Entity Address, Address Line One	915 West Imperial Highway
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	671-5720
Entity Emerging Growth Company	false